PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of December 31,
	Note	2014	2015

Advances to suppliers	(i)	1,087	799
Interest income receivable	(ii)	5,511	152
Prepaid expenses		4,200	4,194
Deposits		1,870	1,462
Amount due from Sohu in relation to the disposition of Qianjun Technology	(4.3)	5,000	-
Loan to third parties	(iii)	8,530	2,369
Receivable related to the disposition of equity method investment in Nuomi	(iv)	-	18,460
Funds receivable	(v)	1,478	12,220
Receivable from brokers	(vi)	-	4,879
Other current assets		5,559	5,786

Total		$33,235	$50,321

(i)
Advances to suppliers were mainly comprised of prepayment to suppliers for purchase of services in relation to advertising business. Advances to suppliers were non-interest bearing and short-term in nature.

(ii)	Interest income receivable of $5,511 and $152 as of December 31, 2014 and 2015 were mainly related to the earned and accrued interest of the term deposits with financial institutions during the year.

(iii)
As of December 31, 2015, loan to third parties mainly represented the loan to AutoGo Inc. (“AutoGo”). In November 2015, the Company entered into a loan agreement with AutoGo, pursuant to which a short-term interest-free loan of $1,800 was provided by the Company. The loan is expected to be repaid within eight months of the date of the loan agreement.

(iv)
As described in Note 4.1, in February 2014, the Company sold the remaining 31.61% equity interest in Nuomi to Baidu in the amount of $68,066, of which $49,606 was received during the year ended December 31, 2014. The remaining balance of $18,460 was accounted for as “other non-current assets” as of December 31, 2014 (see Note 11) and “other current assets” as of December 31, 2015. The amount was subsequently collected in March 2016.

(v)
Funds receivable mainly represents balances paid by individuals for repayments of financing on Renren Fenqi as well as amounts paid by investors for investments made on Renren Licai that are held at a third party electronic payment service provider as of December 31, 2014 and 2015. The balances were collected subsequent to year-end.

(vi)	Receivable from brokers represents cash provided to brokers who hold the cash on behalf of the Company. The cash has not been used to purchase any securities and accordingly is recorded as receivable.